UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Fuller & Thaler Behavioral Core Equity Fund

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.71%
Aerospace & Defense — 3.44%
AAR Corp.	6,600	$173,514
HEICO Corp.	6,200	337,032
Huntington Ingalls Industries, Inc.	800	101,480
Moog, Inc. - Class A *	400	24,240

		636,266

Air Freight & Logistics — 0.78%
Atlas Air Worldwide Holdings, Inc. *	1,100	45,474
Radiant Logistics, Inc. *	28,500	97,755

		143,229

Auto Components — 3.05%
Cooper Tire & Rubber Co.	4,200	158,970
Goodyear Tire & Rubber Co./The	2,500	81,675
Stoneridge, Inc. *	4,000	59,200
Visteon Corp. *	2,300	263,350

		563,195

Automobiles — 0.15%
Thor Industries, Inc.	500	28,075

Beverages — 0.10%
Castle Brands, Inc. *	15,400	18,942

Biotechnology — 1.46%
Immune Design Corp. *	12,100	242,968
Proteon Therapeutics, Inc. *	1,700	26,367

		269,335

Building Products — 0.11%
Simpson Manufacturing Co., Inc.	600	20,490

Capital Markets — 0.97%
Piper Jaffray Co., Inc. *	2,000	80,800
SEI Investments Co.	1,450	75,980
Waddell & Reed Financial, Inc. - Class A	800	22,928

		179,708

Chemicals — 2.44%
Cabot Corp.	700	28,616
Chemtura Corp. *	7,800	212,706
Hawkins, Inc.	1,200	42,924
KMG Chemicals, Inc.	2,300	52,946
NewMarket Corp.	200	76,146
Sensient Technologies Corp.	600	37,692

		451,030

Commercial Banks — 2.13%
Banc of California, Inc.	4,800	70,176
First Bancorp.	2,400	44,976
Guaranty Bancorp.	3,100	51,274
Old Line Bancshares, Inc.	400	7,028
Southside Bancshares, Inc.	9,200	220,984

		394,438

Commercial Services & Supplies — 2.95%
Clean Harbors, Inc. *	400	16,660
Deluxe Corp.	700	38,178

See accompanying notes which are an integral part of this schedule of investments.

Ennis, Inc.	3,100	59,675
Herman Miller, Inc.	700	20,090
HNI Corp.	700	25,242
Interface, Inc.	1,000	19,140
Rollins, Inc.	4,600	119,140
SP Plus Corp. *	2,700	64,530
UniFirst Corp.	400	41,680
West Corp.	6,500	140,205

		544,540

Communications Equipment — 0.95%
Digi International, Inc. *	3,900	44,382
EMCORE Corp. *	7,300	44,749
Extreme Networks, Inc. *	14,700	59,976
Juniper Networks, Inc.	980	27,048

		176,155

Construction & Engineering — 2.34%
Ameresco, Inc. - Class A *	5,019	31,369
EMCOR Group, Inc.	2,300	110,492
Jacobs Engineering Group, Inc. *	1,300	54,535
Quanta Services, Inc. *	11,700	236,925

		433,321

Construction Materials — 0.09%
United States Lime & Minerals, Inc.	300	16,488

Containers & Packaging — 3.30%
AEP Industries, Inc. *	600	46,290
AptarGroup, Inc.	300	21,795
Avery Dennison Corp.	800	50,128
Bemis Co., Inc.	4,400	196,636
Graphic Packaging Holding Co.	2,700	34,641
Silgan Holdings, Inc.	4,000	214,880
Sonoco Products Co.	1,100	44,957

		609,327

Distributors — 0.64%
LKQ Corp. *	2,900	85,927
Pool Corp.	400	32,312

		118,239

Diversified Consumer Services — 0.99%
Bright Horizons Family Solutions, Inc. *	500	33,400
Cambium Learning Group, Inc. *	6,400	31,040
H&R Block, Inc.	740	24,649
Regis Corp. *	6,600	93,390

		182,479

Diversified Financial Services — 0.35%
CBOE Holdings, Inc.	1,000	64,900

Diversified Telecommunications Services — 1.81%
Alaska Communications Systems Group, Inc. *	15,200	26,600
Cincinnati Bell, Inc. *	53,600	192,960
IDT Corp.	3,500	40,810
pdvWireless, Inc. *	2,700	74,250

		334,620

Electrical Equipment — 0.79%
General Cable Corp.	6,300	84,609
Hubbell, Inc. - Class B	600	60,624

		145,233

Electronic Equipment, Instruments & Components — 4.60%
Avnet, Inc.	1,400	59,976
Ingram Micro, Inc. - Class A	3,500	106,330
Kimball Electronics, Inc. *	4,300	47,257

See accompanying notes which are an integral part of this schedule of investments.

Littelfuse, Inc.	300	32,103
National Instruments Corp.	1,000	28,690
OSI Systems, Inc. *	500	44,330
PC Connection, Inc.	2,900	65,656
Sanmina Corp. *	4,700	96,726
SYNNEX Corp.	2,100	188,853
Tech Data Corp. *	2,700	179,226

		849,147

Energy Equipment & Services — 3.26%
Noble Corp. PLC	29,200	308,060
Seadrill Ltd. *	42,400	143,736
Ubiquiti Networks, Inc. *	1,100	34,859
U.S. Silica Holdings, Inc.	6,200	116,126

		602,781

Food & Staples Retailing — 3.39%
Casey’s General Stores, Inc.	300	36,135
Ingles Markets, Inc. - Class A	1,300	57,304
Kroger Co./The	5,800	242,614
PriceSmart, Inc.	1,400	116,186
Smart & Final Stores, Inc. *	6,800	123,828
Village Super Market, Inc. - Class A	1,900	50,065

		626,132

Food Products — 3.00%
Bunge Ltd.	2,800	191,184
Darling Ingredients, Inc. *	1,800	18,936
Farmer Brothers Co. *	1,700	54,859
J&J Snack Foods Corp.	600	70,002
John B. Sanfilippo & Son, Inc.	800	43,224
Lancaster Colony Corp.	700	80,822
Seaboard Corp. *	15	43,421
Seneca Foods Corp. - Class A *	1,800	52,164

		554,612

Health Care Equipment & Supplies — 1.67%
Atrion Corp.	200	76,240
iRadimed Corp. *	2,000	56,060
LivaNova PLC *	700	41,559
ResMed, Inc.	1,100	59,059
Vascular Solutions, Inc. *	2,200	75,658

		308,576

Health Care Providers & Services — 2.93%
Centene Corp. *	1,100	72,391
Chemed Corp.	1,000	149,800
Civitas Solutions, Inc. *	4,200	120,918
CorVel Corp. *	2,100	92,232
Triple-S Management Corp. - Class B *	2,800	66,948
VCA, Inc. *	700	38,500

		540,789

Hotels, Restaurants & Leisure — 5.20%
Biglari Holdings, Inc. *	200	65,164
Caesars Entertainment Corp. *	25,000	197,250
Cheesecake Factory, Inc./The	400	18,444
Choice Hotels International, Inc.	600	30,246
Darden Restaurants, Inc.	2,000	127,280
Del Frisco’s Restaurant Group, Inc. *	6,200	99,324
Domino’s Pizza, Inc.	1,350	150,187
Marcus Corp./The	2,300	43,631
Monarch Casino & Resort, Inc. *	2,200	49,984
Papa John’s International, Inc.	400	22,348
Pinnacle Entertainment, Inc. *	500	15,560
Ruth’s Hospitality Group, Inc.	4,200	66,864
Speedway Motorsports, Inc.	3,600	74,592

		960,874

See accompanying notes which are an integral part of this schedule of investments.

Household Durables — 1.35%
CSS Industries, Inc.	1,700	48,246
Lifetime Brands, Inc.	2,300	30,498
NACCO Industries, Inc. - Class A	1,100	46,420
NVR, Inc. *	35	57,505
Taylor Morrison Home Corp. *	4,200	67,200

		249,869

Household Products — 0.29%
Central Garden & Pet Co. - Class A *	3,900	53,040

Independent Power and Renewable Electricity Producers — 0.54%
Atlantic Power Corp.	50,700	99,879

Insurance — 0.86%
Ambac Financial Group, Inc. *	11,300	159,217

Internet & Catalog Retail — 0.11%
HSN, Inc.	400	20,268

Internet Software & Services — 1.87%
Angie’s List, Inc. *	18,000	168,300
Envestnet, Inc. *	2,580	77,013
QuinStreet, Inc. *	10,700	45,903
XO Group, Inc. *	3,400	54,604

		345,820

IT Services — 4.14%
Convergys Corp.	1,700	42,313
CoreLogic, Inc. *	600	20,316
DST Systems, Inc.	1,800	205,308
Euronet Worldwide, Inc. *	700	50,701
Gartner, Inc. *	1,600	145,120
Hackett Group, Inc./The	3,800	61,066
Heartland Payment Systems, Inc.	400	37,928
Jack Henry & Associates, Inc.	800	62,448
Leidos Holdings, Inc.	675	37,976
Syntel, Inc. *	1,100	49,775
Vantiv, Inc. - Class A *	1,100	52,162

		765,113

Leisure Equipment & Products — 0.26%
Vista Outdoor, Inc. *	1,100	48,961

Life Sciences Tools & Services — 3.01%
Bruker Corp. *	1,500	36,405
Mettler-Toledo International, Inc. *	250	84,783
Quintiles Transnational Holdings, Inc. *	1,100	75,526
VWR Corp. *	12,700	359,537

		556,251

Machinery — 4.59%
Alamo Group, Inc.	1,100	57,310
Crane Co.	400	19,136
Global Brass & Copper Holdings, Inc.	2,200	46,860
Gorman-Rupp Co.	2,500	66,825
Graco, Inc.	800	57,656
Hillenbrand, Inc.	600	17,778
IDEX Corp.	800	61,288
Kennametal, Inc.	13,000	249,600
Mueller Industries, Inc.	1,000	27,100
Omega Flex, Inc.	400	13,204
SPX Corp. *	19,400	181,002

See accompanying notes which are an integral part of this schedule of investments.

Toro Co./The	700	51,149

		848,908

Marine — 0.12%
Matson, Inc.	500	21,315

Media — 0.91%
Cinemark Holdings, Inc.	900	30,087
Live Nation Entertainment, Inc. *	2,200	54,054
Morningstar, Inc.	800	64,328
Saga Communications, Inc.	500	19,225

		167,694

Metals & Mining — 1.23%
Handy & Harman Ltd. *	2,000	41,020
Reliance Steel & Aluminum Co.	2,500	144,775
Schnitzer Steel Industries, Inc. - Class A	2,900	41,673

		227,468

Multi-Utilities — 2.30%
NiSource, Inc.	21,800	425,318

Oil, Gas & Consumable Fuels — 1.96%
CVR Energy, Inc.	1,000	39,350
Frontline Ltd.	18,900	56,511
PBF Energy, Inc. - Class A	600	22,086
QEP Resources, Inc.	4,800	64,320
World Fuel Services Corp.	4,700	180,762

		363,029

Paper & Forest Products — 0.10%
Domtar Corp.	500	18,475

Personal Products — 1.86%
Coty, Inc. - Class A	7,500	192,225
Medifast, Inc.	1,900	57,722
Nature’s Sunshine Products, Inc.	1,403	14,198
Nutraceutical International Corp. *	1,900	49,058
Revlon, Inc. *	1,100	30,624

		343,827

Pharmaceuticals — 0.42%
Durect Corp. *	35,500	78,455

Professional Services — 1.78%
CEB, Inc.	300	18,417
ManpowerGroup, Inc.	1,100	92,719
Mistras Group, Inc. *	3,000	57,270
Resources Connection, Inc.	3,500	57,190
Robert Half International, Inc.	1,700	80,138
Volt Information Sciences, Inc. *	2,800	22,792

		328,526

Real Estate Investment Trusts (REITS) — 2.49%
CorEnergy Infrastructure Trust, Inc.	7,980	118,423
Invesco Mortgage Capital, Inc.	14,100	174,699
Investors Real Estate Trust	12,800	88,960
JAVELIN Mortgage Investment Corp.	5,200	32,604
One Liberty Properties, Inc.	2,100	45,066

		459,752

Real Estate Management & Development — 0.40%
Consolidated-Tomoka Land Co.	1,000	52,710
Marcus & Millichap, Inc. *	700	20,398

		73,108

Road & Rail — 1.41%
AMERCO	200	77,900

See accompanying notes which are an integral part of this schedule of investments.

Landstar System, Inc.	500	29,325
Marten Transport Ltd.	3,300	58,410
Universal Truckload Services, Inc.	3,600	50,544
USA Truck, Inc. *	2,500	43,625

		259,804

Semiconductors & Semiconductor Equipment — 0.71%
Entegris, Inc. *	1,700	22,559
Ultratech, Inc. *	5,500	109,010

		131,569

Software — 2.60%
A10 Networks, Inc. *	8,000	52,480
American Software, Inc. - Class A	2,065	21,022
ANSYS, Inc. *	700	64,750
CDK Global, Inc.	200	9,494
FactSet Research Systems, Inc.	600	97,542
Manhattan Associates, Inc. *	2,400	158,808
Pegasystems, Inc.	1,300	35,750
Qlik Technologies, Inc. *	1,300	41,158

		481,004

Specialty Retail — 1.43%
Michaels Cos., Inc./The *	3,800	84,018
Sears Hometown and Outlet Stores, Inc. *	6,000	48,000
Shoe Carnival, Inc.	2,300	53,360
West Marine, Inc. *	3,900	33,111
Winmark Corp.	500	46,505

		264,994

Textiles, Apparel & Luxury Goods — 0.86%
Culp, Inc.	1,800	45,846
Perry Ellis International, Inc. *	2,600	47,892
Unifi, Inc. *	2,300	64,745

		158,483

Thrifts & Mortgage Finance — 2.47%
Beneficial Bancorp, Inc. *	20,300	270,396
Cape Bancorp, Inc.	3,100	38,533
HomeStreet, Inc. *	2,400	52,104
Walker & Dunlop, Inc. *	3,300	95,073

		456,106

Tobacco — 0.14%
Vector Group Ltd.	1,085	25,595

Trading Companies & Distributors — 1.82%
Applied Industrial Technologies, Inc.	700	28,343
H&E Equipment Services, Inc.	7,000	122,360
Lawson Products, Inc. *	2,700	63,045
MRC Global, Inc. *	6,800	87,720
Watsco, Inc.	300	35,139

		336,607

Water Utilities — 0.53%
Middlesex Water Co.	1,800	47,772
York Water Co./The	2,000	49,880

		97,652

Wireless Telecommunication Services — 0.26%
Spok Holdings, Inc.	2,600	47,632

Total Common Stocks (Cost $17,976,470)		17,686,660

See accompanying notes which are an integral part of this schedule of investments.

Cash Equivalents — 4.49%
Federated U.S. Treasury Cash Reserves – Service Shares, 0.00% (a)	829,861	829,861

Total Cash Equivalents (Cost $829,861)		829,861

Total Investments – 100.20% (Cost $18,806,331)		18,516,521

Liabilities in Excess of Other Assets – (0.20)%		(36,732)

NET ASSETS – 100.00%		$18,479,789

(a)	Rate disclosed is the seven day yield as of December 31, 2015.
*	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

At December 31, 2015, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$18,849,421	$833,239	$(1,166,139)	$(332,900)

Fuller & Thaler Behavioral Core Equity Fund

Related Notes to the Schedule of Investments

December 31, 2015

(Unaudited)

The Fuller & Thaler Behavioral Core Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Fuller & Thaler Behavioral Core Equity Fund

Related Notes to the Schedule of Investments – (continued)

December 31, 2015

(Unaudited)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (NAV) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board of Trustees (“Board”). These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with Capitol Series Trust’s (the “Trust”) good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

Fuller & Thaler Behavioral Core Equity Fund

Related Notes to the Schedule of Investments – (continued)

December 31, 2015

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015:

Valuation Inputs
	Level 1	Level 2	Level 3	Total
Common Stocks *	$17,686,660	$—	$—	$17,686,660
Money Market Securities	829,861	—	—	829,861
Total	18,516,521	—	—	18,516,521

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels for the period ended December 31, 2015.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Capitol Series Trust

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date 2/25/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date	2/25/2016

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	2/25/2016